Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Taxes
Schedule of income before income taxes

	Year Ended December 31,
	2015	2016	2017
	(In thousands, except percentage)
Income before income tax expenses	$36,780	$109,980	$417,111
Loss from non-China operations	$(28,016)	$(60,193)	$(52,261)
Income from China operations	$64,796	$170,173	$469,372
Income tax expense applicable to China operations	$2,591	$4,316	$66,746
Effective tax rate for China operations	4.0%	2.5%	14.2%

Schedule of current and deferred portion of income tax expenses (benefits)
	Years Ended December 31,
	2015	2016	2017
	(In thousands)
Deferred tax benefits	$(977)	$(4,630)	$(1,503)
Current income tax expenses	3,568	8,946	68,249

Income tax expenses	$2,591	$4,316	$66,746

Schedule of reconciliation between the statutory EIT rate and the effective tax rate for China operations

	Year Ended December 31,
	2015		2016	2017
Statutory EIT rate	25.0%		25.0%	25.0%
Effect on tax holiday and preferential tax treatment	(24.2	) %	(29.6)%	(11.6)%
Permanent differences	0.5%		1.2%	0.2%
Change in valuation allowance	2.7%		5.9%	0.6%

Effective tax rate for China operations	4.0%		2.5%	14.2%

Schedule of significant components of deferred tax assets and liabilities for China operations

	As of December 31,
	2016	2017
	(In thousands)
Deferred tax assets:
Net operating loss carry forwards	$32,158	$10,280
Less: valuation allowance	(32,158)	(10,280)
Depreciation, accounts receivable, accrued and other liabilities	13,957	19,931
Less: valuation allowance	(8,576)	(11,629)

Net deferred tax assets (included in other assets)	$5,381	$8,302

Deferred tax liabilities:
Acquired intangible assets	$274	$129
Depreciation	362	527
Others	181	1,224

Total deferred tax liabilities	$817	$1,880